Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Aug. 23, 2021	May 31, 2024	May 31, 2023	May 31, 2022
C000214795
Account Value [Line Items]
Line Graph and Table Measure Name		Zacks Earnings Consistent Portfolio ETF
Account Value	$ 10,000	$ 11,455	$ 9,589	$ 9,563
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 10,000	11,845	9,284	9,099
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 12,306	$ 9,600	$ 9,327